LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2011
LONG-TERM DEPOSITS

NOTE 6 — LONG-TERM DEPOSITS

	DECEMBER 31,
	2011	2010

Bank deposits (see also Note 11A)	$1,093	$620
	$1,093	$620

The bank deposits bear interest at an average annual rate of 2.1%. and 1.2% for 2011 and 2010, respectively.